RECAPITALIZATION AND COMMON CONTROL TRANSACTIONS (Details Narrative) - USD ($)				1 Months Ended		3 Months Ended
	Sep. 02, 2019	Oct. 24, 2018	Sep. 21, 2018	Feb. 28, 2021	Sep. 30, 2019	Mar. 31, 2021	Dec. 31, 2020
Number of common stock issued				2,070,000
Bill of Sale Agreement USBA and EBS [Member]
Number of restricted shares issued during period		191,333
Bill of Sale Agreement SWMT LLC and FIS LLC [Member]
Number of restricted shares issued during period	173,122				173,122
Common Stock [Member]
Number of common stock issued						1,800,000
Software [Member]
Equity ownership percentage							84.50%
Software [Member] | Preferred Stock [Member]
Number of common stock issued			583,333
Software [Member] | Common Stock [Member]
Number of common stock issued			542,372
Software [Member] | Successor [Member]
Amount of consideration paid			$ 287,500